PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS
5	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2014	2015
	RMB	RMB
Prepaid rental	107,382	111,698
Rental deposits	1,681	28
Prepayments for purchases of merchandise	98,501	74,031
Advances to employees	3,395	2,856
Deferred tax charge on unrealized profits on inter-company sales	8,805	7,239
Store consumables and supplies	11,684	13,024
Accrued interest income	2,921	299
Dividend receivable from cost method investee	4,262	-
Other prepaid expenses and deposits	6,623	8,041

	245,254	217,216